Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2015
Marketable Securities
Schedule of Marketable Securities

	December 31,	December 31,
(Millions)	2015	2014

U.S. government agency securities	$—	$108
Foreign government agency securities	10	95
Corporate debt securities	10	619
Commercial paper	12	—
Certificates of deposit/time deposits	26	41
U.S. treasury securities	—	38
U.S. municipal securities	3	—
Asset-backed securities:
Automobile loan related	26	282
Credit card related	10	162
Equipment lease related	2	48
Other	19	46
Asset-backed securities total	57	538

Current marketable securities	$118	$1,439

U.S. municipal securities	$9	$15

Non-current marketable securities	$9	$15

Total marketable securities	$127	$1,454

Marketable securities by contractual maturity

(Millions)	December 31, 2015

Due in one year or less	$52
Due after one year through five years	74
Due after five years through ten years	1
Due after ten years	—
Total marketable securities	$127